Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income And Expenses [Abstract]
Interest income	€ 1,442	€ 2,626	€ 202
Foreign exchange gain	4,983	2,272	101
Other financial income	119	324	425
TOTAL - Financial income	6,544	5,221	728	[1]
Interest expenses	(11,643)	(11,289)	(10,955)
Interest expenses for leases	(134)	(148)	(21)
Foreign exchange losses	(13,508)	(1,657)	(127)
Other financial expenses	(11)	(17)	(14)
TOTAL - Financial expenses	(25,296)	(13,110)	(11,118)	[1]
Financial profit (loss)	€ (18,752)	€ (7,889)	€ (10,391)	[1]

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7